27. Impairment (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Expected investment		$ 55,000
Percentage of allocated to E & P segment		84.00%
Amount destined for pre-salt layer assets		$ 32,000
Assets classified as held for sale		17	$ 558	$ 115
Braskem S.A. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Investment in publicly traded associate		$ 1,375
Braskem S.A. [member] | Common stock [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of outstanding shares		47.00%
Braskem S.A. [member] | Preference shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of outstanding shares		22.00%
Petrobras Distribuidora S.A. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 459
Post-tax discount rate	11.10%
Investments in state-controlled natural gas distributors [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 1,108
Post-tax discount rate		5.70%
Impairment losses on equity-accounted investments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 59	4	28
Post-tax discount rate		5.40%
Impairment losses on equity-accounted investments [member] | MP Gulf of Mexico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 59
E&P segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of expected investment allocated		84.00%
E&P segment [member] | Pre-salt layer assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Expected investment		$ 32,000
Potential impairment losses [member] | Agua Grande group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			72
Potential impairment losses [member] | Guaricema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			76
Potential impairment losses [member] | Miranga group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			76
Potential impairment losses [member] | Merluza group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			98
Potential impairment losses [member] | Pirambu [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			102
Potential impairment losses [member] | Camorim [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			109
Potential impairment losses [member] | Piranema [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			128
Potential impairment losses [member] | Corvina [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			158
Potential impairment losses [member] | CVIT group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			206
Potential impairment losses [member] | Urugua group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			344
Potential impairment losses [member] | Papa terra [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			369
Linguado [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				139
CGUs Camorim [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				140
Producing properties relating to oil and gas activities in Brazil (5 CGUs) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		7,316	1,859
Producing properties relating to oil and gas activities in Brazil (5 CGUs) [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				1,054
Producing properties relating to oil and gas activities in Brazil (5 CGUs) [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			53
Castanhal [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				36
Castanhal [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			12
Peroa group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			30
Piranema [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				93
Guaricema [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				92
Jurua [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				91
Bicudo [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				83
Caioba [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				61
Pper-1 group [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				49
Garoupinha [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				39
Frade [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				39
Papa Terra [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				35
CGUs Cvit group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				158
Urugua group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				151
Ceara Mar group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				50
Dom Joao [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				23
Miranga group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				16
Fazenda Belem group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				13
Bijupira-Salema group [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				13
Oil and gas production and drilling equipment in Brazil [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		120	307	$ 197
Description of impairment losses result				i) ceased operation of the single buoy mooring Monobóia 2 – PDET (US$ 172); ii) lower fair value of certain equipment related to the FPSO P-72 and P- 73 that could not be committed to other projects, when compared to their carrying amount (US$ 24).
Estaleiro Inhauma project [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		69
Comperj [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			209
Comperj [member] | Potential impairment reversals [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		260		$ 47
Second refining unit of RNEST [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		22	534	$ 22
Post-tax discount rate				7.30%
Transpetro's fleet of vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				$ 428
Transpetro's fleet of vessels [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rate				3.80%
Transpetro's fleet of vessels [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Post-tax discount rate				6.60%
Fertilizer plant - UFN III [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				$ 114
Asset written-off			200
Oil and gas production and drilling equipment abroad [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses			333
Oil and gas production and drilling equipment abroad [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				715
GASFOR II [member] | Potential impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses				$ 59
Reconcavo group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale		$ 35
Description of assets classified as held for sale sold		14 concessions located onshore and in shallow waters
Rio Ventura group [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale		$ 18
Description of assets classified as held for sale sold		8 concessions located onshore
Fazenda Belem [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale		$ 14
Cartola and Ataulfo Alves vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		62
Pampo and Enchova Project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale			$ 494
Description of assets classified as held for sale sold			10 concessions located in shallow waters
Bispo project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale			$ 84
Description of assets classified as held for sale sold			in Frade field
Mangalarga project [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets classified as held for sale			$ 89
Description of assets classified as held for sale sold			in Maromba field
BSBIOS [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Tax discount rate in constant currency		$ 22